Property and equipment (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R$ 96,669	R$ 70,033	R$ 63,428
Purchases		25,995	25,544	28,470
Transfers		0	0	0
Disposals		(9)	(45)	(2)
Transfer (to)/from held for sale				(11,704)
Transfer to held for sale			11,704
Depreciation		(15,816)	(10,567)	(10,159)
Property, plant and equipment at end of period		106,839	96,669	70,033
Depreciation term before the assets not been classified as held for sale for property and equipment	8 months
Depreciation before the assets not been classified as held for sale for property and equipment	R$ 815
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		167,509	120,017	113,557
Property, plant and equipment at end of period		193,495	167,509	120,017
Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(70,840)	(49,984)	(50,129)
Property, plant and equipment at end of period		(86,656)	(70,840)	(49,984)
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		9,884	8,975	6,363
Purchases		9,166	3,905	5,261
Transfers		0	0	0
Disposals		0	(30)	0
Transfer (to)/from held for sale				(84)
Transfer to held for sale			84
Depreciation		(3,604)	(3,050)	(2,565)
Property, plant and equipment at end of period		15,446	9,884	8,975
IT Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		24,484	19,174	15,357
Property, plant and equipment at end of period		33,650	24,484	19,174
IT Equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(14,600)	(10,199)	(8,994)
Property, plant and equipment at end of period		(18,204)	(14,600)	(10,199)
Furniture, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		27,573	20,173	17,149
Purchases		8,645	7,271	9,520
Transfers		0	0	0
Disposals		(9)	(15)	(2)
Transfer (to)/from held for sale				(3,249)
Transfer to held for sale			3,249
Depreciation		(3,691)	(3,105)	(3,245)
Property, plant and equipment at end of period		32,518	27,573	20,173
Furniture, equipment and facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		52,541	37,521	35,772
Property, plant and equipment at end of period		61,177	52,541	37,521
Furniture, equipment and facilities | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(24,968)	(17,348)	(18,623)
Property, plant and equipment at end of period		(28,659)	(24,968)	(17,348)
Library books
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,532	5,070	7,856
Purchases		0	0	36
Transfers		0	0	0
Disposals		0	0	0
Transfer (to)/from held for sale				(1,192)
Transfer to held for sale			1,192
Depreciation		(1,556)	(1,730)	(1,630)
Property, plant and equipment at end of period		2,976	4,532	5,070
Library books | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		20,994	17,789	20,959
Property, plant and equipment at end of period		20,994	20,994	17,789
Library books | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(16,462)	(12,719)	(13,103)
Property, plant and equipment at end of period		(18,018)	(16,462)	(12,719)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		54,652	34,389	22,451
Purchases		2,688	8,862	4,636
Transfers		4,344	6,972	17,132
Disposals		0	0	0
Transfer (to)/from held for sale				(7,111)
Transfer to held for sale			7,111
Depreciation		(6,965)	(2,682)	(2,719)
Property, plant and equipment at end of period		54,719	54,652	34,389
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		69,462	44,107	31,860
Property, plant and equipment at end of period		76,494	69,462	44,107
Leasehold improvements | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(14,810)	(9,718)	(9,409)
Property, plant and equipment at end of period		(21,775)	(14,810)	(9,718)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		28	1,426	9,609
Purchases		5,496	5,506	9,017
Transfers		(4,344)	(6,972)	(17,132)
Disposals		0	0	0
Transfer (to)/from held for sale				(68)
Transfer to held for sale			68
Depreciation		0	0	0
Property, plant and equipment at end of period		1,180	28	1,426
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		28	1,426	9,609
Property, plant and equipment at end of period		1,180	28	1,426
Construction in progress | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0	0	0
Property, plant and equipment at end of period		R$ 0	R$ 0	R$ 0